Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (451,284)	$ (69,162)	¥ (412,117)	¥ (279,859)
Total operating expenses	(2,199,951)	(337,157)	(2,366,810)	(1,190,007)
Other long-term investments related impairment	(69,156)	(10,599)		(15,215)
Investment income	7,885	1,208	52,211	18,753
Others, net	146,029	22,380	82,422	1,773
Income before income tax expense	685,609	105,075	2,706,511	2,109,528
Income tax expense applicable to China operations	90,629	13,890	411,959	132,222
Net income	594,980	91,185	2,294,552	1,977,306
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	10,596	1,624	7,020	643
Total comprehensive income	605,576	92,809	2,301,572	1,977,949
Parent
Operating expenses:
General and administrative expenses	(15,707)	(2,407)	(18,514)	(15,686)
Total operating expenses	(15,707)	(2,407)	(18,514)	(15,686)
Interest (expense)/income, net	(47,783)	(7,323)	(14,085)	4,304
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	626,877	96,073	2,260,115	1,978,986
Other long-term investments related impairment				(12,739)
Investment income	27,624	4,234	57,391	18,753
Others, net	3,969	608	9,645	3,688
Income before income tax expense	594,980	91,185	2,294,552	1,977,306
Net income	594,980	91,185	2,294,552	1,977,306
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	10,596	1,624	7,020	643
Total comprehensive income	¥ 605,576	$ 92,809	¥ 2,301,572	¥ 1,977,949